Debt - Redemption Prices of Senior Notes (Expressed as Percentages of Principal Amount) (Detail)	12 Months Ended
Dec. 31, 2013
Debt Disclosure [Abstract]
2015	104.313%
2016	102.156%
2017 and thereafter	100.00%